Investment Securities (Gross Unrealized Loss and Fair Value of Securities Available for Sale) (Details) - Debt Securities [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	$ (410,000,000)	$ (216,000,000)
AFS unrealized loss position less than 12 months - fair value	25,760,000,000	25,669,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(126,000,000)	(146,000,000)
AFS unrealized loss position 12 months or more - fair value	6,287,000,000	4,410,000,000
Total AFS unrealized loss	(536,000,000)	(362,000,000)
Total AFS fair value	32,047,000,000	30,079,000,000
HTM unrealized loss position less than 12 months - unrealized loss	(187,000,000)	(59,000,000)
HTM unrealized loss position less than 12 months - fair value	8,425,000,000	5,392,000,000
HTM unrealized loss position 12 months or more - unrealized loss	(10,000,000)	(18,000,000)
HTM unrealized loss position 12 months or more - fair value	613,000,000	806,000,000
Total HTM unrealized loss	(197,000,000)	(77,000,000)
Total HTM fair value	9,038,000,000	6,198,000,000
US Treasury and Government Agencies Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(57,000,000)	(40,000,000)
AFS unrealized loss position less than 12 months - fair value	3,108,000,000	5,885,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(20,000,000)	(2,000,000)
AFS unrealized loss position 12 months or more - fair value	2,028,000,000	120,000,000
Total AFS unrealized loss	(77,000,000)	(42,000,000)
Total AFS fair value	5,136,000,000	6,005,000,000
HTM unrealized loss position less than 12 months - unrealized loss	(22,000,000)
HTM unrealized loss position less than 12 months - fair value	238,000,000
Total HTM unrealized loss	(22,000,000)
Total HTM fair value	238,000,000
Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(267,000,000)	(103,000,000)
AFS unrealized loss position less than 12 months - fair value	16,942,000,000	11,799,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(20,000,000)	(25,000,000)
AFS unrealized loss position 12 months or more - fair value	922,000,000	1,094,000,000
Total AFS unrealized loss	(287,000,000)	(128,000,000)
Total AFS fair value	17,864,000,000	12,893,000,000
HTM unrealized loss position less than 12 months - unrealized loss	(153,000,000)	(55,000,000)
HTM unrealized loss position less than 12 months - fair value	8,041,000,000	4,842,000,000
HTM unrealized loss position 12 months or more - unrealized loss	(8,000,000)	(10,000,000)
HTM unrealized loss position 12 months or more - fair value	161,000,000	269,000,000
Total HTM unrealized loss	(161,000,000)	(65,000,000)
Total HTM fair value	8,202,000,000	5,111,000,000
Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member]
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(1,000,000)	(3,000,000)
AFS unrealized loss position less than 12 months - fair value	109,000,000	368,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(51,000,000)	(85,000,000)
AFS unrealized loss position 12 months or more - fair value	1,119,000,000	1,527,000,000
Total AFS unrealized loss	(52,000,000)	(88,000,000)
Total AFS fair value	1,228,000,000	1,895,000,000
Commercial Mortgage Backed Securities [Member] | Mortgage-backed Securities Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(33,000,000)	(7,000,000)
AFS unrealized loss position less than 12 months - fair value	1,577,000,000	745,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(1,000,000)	(3,000,000)
AFS unrealized loss position 12 months or more - fair value	86,000,000	120,000,000
Total AFS unrealized loss	(34,000,000)	(10,000,000)
Total AFS fair value	1,663,000,000	865,000,000
Commercial Mortgage Backed Securities [Member] | Mortgage-backed Securities Non-agency [Member]
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(14,000,000)	(22,000,000)
AFS unrealized loss position less than 12 months - fair value	880,000,000	2,310,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(13,000,000)	(7,000,000)
AFS unrealized loss position 12 months or more - fair value	987,000,000	807,000,000
Total AFS unrealized loss	(27,000,000)	(29,000,000)
Total AFS fair value	1,867,000,000	3,117,000,000
HTM unrealized loss position less than 12 months - unrealized loss		(1,000,000)
HTM unrealized loss position less than 12 months - fair value		149,000,000
HTM unrealized loss position 12 months or more - unrealized loss
HTM unrealized loss position 12 months or more - fair value		5,000,000
Total HTM unrealized loss		(1,000,000)
Total HTM fair value		154,000,000
Asset backed [Member]
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(5,000,000)	(30,000,000)
AFS unrealized loss position less than 12 months - fair value	1,317,000,000	3,477,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(17,000,000)	(18,000,000)
AFS unrealized loss position 12 months or more - fair value	902,000,000	494,000,000
Total AFS unrealized loss	(22,000,000)	(48,000,000)
Total AFS fair value	2,219,000,000	3,971,000,000
HTM unrealized loss position less than 12 months - unrealized loss		(2,000,000)
HTM unrealized loss position less than 12 months - fair value		171,000,000
HTM unrealized loss position 12 months or more - unrealized loss	(2,000,000)	(8,000,000)
HTM unrealized loss position 12 months or more - fair value	451,000,000	529,000,000
Total HTM unrealized loss	(2,000,000)	(10,000,000)
Total HTM fair value	451,000,000	700,000,000
Other debt [Member]
Schedule of Available-for-sale Securities [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(33,000,000)	(11,000,000)
AFS unrealized loss position less than 12 months - fair value	1,827,000,000	1,085,000,000
AFS unrealized loss position 12 months or more - unrealized loss	(4,000,000)	(6,000,000)
AFS unrealized loss position 12 months or more - fair value	243,000,000	248,000,000
Total AFS unrealized loss	(37,000,000)	(17,000,000)
Total AFS fair value	2,070,000,000	1,333,000,000
HTM unrealized loss position less than 12 months - unrealized loss	(12,000,000)	(1,000,000)
HTM unrealized loss position less than 12 months - fair value	146,000,000	230,000,000
HTM unrealized loss position 12 months or more - unrealized loss
HTM unrealized loss position 12 months or more - fair value	1,000,000	3,000,000
Total HTM unrealized loss	(12,000,000)	(1,000,000)
Total HTM fair value	$ 147,000,000	$ 233,000,000